Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

Supplement dated April 26, 2012 to the Prospectus

dated February 28, 2012, as supplemented and amended to date

Effective immediately, the expense information for the Focused Balanced Strategy Portfolio contained in the table on page 2 of the Prospectus within the “Portfolio Highlights” section under the heading “Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,” is hereby deleted and replaced with the following:

	Focused Balanced Strategy Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.65%	0.65%	None
Acquired Fund Fees and Expenses	1.37%	1.37%	1.37%	1.37%
Other Expenses	0.12%	0.14%	0.11%	1.18%

Total Annual Fund Operating Expenses(2)	1.59%	2.26%	2.23%	2.65%

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

In addition, the expense example information for the Focused Balanced Strategy Portfolio contained in the tables on page 3 of the Prospectus within the “Portfolio Highlights” section under the heading “Example,” is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Focused Balanced Strategy Portfolio
Class A Shares	$727	$1,048	$1,391	$2,356
Class B Shares	629	1,006	1,410	2,427
Class C Shares	326	697	1,195	2,565
Class I Shares	268	823	1,405	2,983

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Focused Balanced Strategy Portfolio
Class A Shares	$727	$1,048	$1,391	$2,356
Class B Shares	229	706	1,210	2,427
Class C Shares	226	697	1,195	2,565
Class I Shares	268	823	1,405	2,983

In addition, the expense information for the Focused Multi-Asset Strategy Portfolio contained in the table on page 13 of the Prospectus within the “Portfolio Highlights” section under the heading “Fees and Expenses of the Portfolio-Annual Fund Operating Expenses,” is hereby deleted and replaced with the following:

	Focused Multi-Asset Strategy Portfolio
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	None	0.65%	0.65%	None
Acquired Fund Fees and Expenses	1.56%	1.56%	1.56%	1.56%
Other Expenses	0.10%	0.10%	0.09%	2.35%

Total Annual Fund Operating Expenses (2)	1.76%	2.41%	2.40%	4.01%

(2)	The Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses.

In addition, the expense example information for the Focused Multi-Asset Strategy Portfolio contained in the tables on page 14 of the Prospectus within the “Portfolio Highlights” section under the heading “Example,” is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Focused Multi-Asset Strategy Portfolio
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	644	1,051	1,485	2,585
Class C Shares	343	748	1,280	2,736
Class I Shares	403	1,221	2,055	4,214

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Focused Multi-Asset Strategy Portfolio
Class A Shares	$744	$1,097	$1,474	$2,529
Class B Shares	244	751	1,285	2,585
Class C Shares	243	748	1,280	2,736
Class I Shares	403	1,221	2,055	4,214

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_AAPRO_2-12